Net earnings per share (Detail)	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Numerator:
Income from continuing operations, net of tax	$ 156,289,780	983,672,251	827,869,318	1,033,606,446
Income from discontinued operations, net of tax	49,916	314,164	12,831,455	3,594,953
Net income attributable to ordinary shareholders	$ 156,339,696	983,986,415	840,700,773	1,037,201,399
Denominator:
Weighted-average number of ordinary shares outstanding, basic	243,765,093	243,765,093	250,232,543	252,138,828
Effect of dilutive share options	11,615,234	11,615,234	14,585,833	16,865,538
Weighted-average number of ordinary shares outstanding, diluted	255,380,327	255,380,327	264,818,376	269,004,366
Net earnings per share, basic
Continuing operations	$ 0.64	4.04	3.31	4.10
Discontinued operations	$ 0.00	0.00	0.05	0.01
Total earnings per share, basic	$ 0.64	4.04	3.36	4.11
Net earnings per share, diluted
Continuing operations	$ 0.61	3.85	3.12	3.85
Discontinued operations	$ 0.00	0.00	0.05	0.01
Total earnings per share, diluted	$ 0.61	3.85	3.17	3.86